Discontinued Operations (Details) - Schedule of Assets and Liabilities in Relation to the Discontinued Operation - Discontinued Operation [Member]	Mar. 31, 2023 USD ($)
Non-current assets
Property and equipment, net	$ 204,519
Right-of-use assets, net	184,970
Total non-current assets	389,489
Current assets
Other receivables	95,174
Cash and cash equivalents	70,736
Total current assets	165,910
Total assets	555,399
Non-current liabilities
Lease liabilities	(94,313)
Total non-current liabilities	(94,313)
Current liabilities
Other payables	(612,770)
Tax payable	(1,892,200)
Lease liabilities	(40,652)
Total current liabilities	(2,545,622)
Total liabilities	(2,639,935)
Net deficit of the disposal group	$ (2,084,536)